Short-Term Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Short-Term Borrowed Funds

The following tables set forth certain information regarding the amounts, year-end weighted average rates, average balances, weighted average rate, and maximum month-end balances for short-term borrowed funds, at and during 2020 and 2019:

	2020		2019
	Amount	Rate	Amount	Rate
	(dollars in thousands)
At year-end
Master notes and other short-term borrowing	$710	0.22%	$626	0.89%
Notes payable	—	—	—	—
Short-term line of credit	—	—	—	—
	$710	0.22%	$626	0.89%

	2020		2019
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Average for the year
Federal funds purchased	$2	0.75%	$2	3.04%
Master notes and other short-term borrowing	532	0.41%	904	1.61%
Notes payable	—	—	—	—
Short-term line of credit	—	—	—	—
	$534	0.42%	$906	1.62%

	2020	2019
	(dollars in thousands)
Maximum month-end balance
Federal funds purchased	—	—
Master notes and other short-term borrowing	710	1,486